AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 1998

                                                               File No. 33-70958
                                                               File No. 811-8104


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                              SECURITIES ACT OF 1933        /X/
                         POST-EFFECTIVE AMENDMENT NO. 8


                                       and


                          REGISTRATION STATEMENT UNDER
                          INVESTMENT COMPANY ACT OF 1940    /X/
                                 AMENDMENT NO. 9


                             TIP INSTITUTIONAL FUNDS
                           (formerly, The Solon Funds)

               (Exact Name of Registrant as Specified in Charter)

                         1235 Westlakes Drive, Suite 350
                         Berwyn, Pennsylvania 19312-2414

               (Address of Principal Executive Offices, Zip Code)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                         1235 WESTLAKES DRIVE, SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

    JAMES W. JENNINGS, ESQUIRE              JOHN H. GRADY, JR., ESQUIRE
    MORGAN, LEWIS & BOCKIUS LLP             MORGAN, LEWIS & BOCKIUS LLP
    2000 ONE LOGAN SQUARE                   2000 ONE LOGAN SQUARE
    PHILADELPHIA, PENNSYLVANIA 19103        PHILADELPHIA, PENNSYLVANIA 19103

       It is proposed that this filing become effective (check appropriate box):

___    immediately upon filing pursuant to paragraph (b)

___    on [date] pursuant to paragraph (b)

_X_    60 days after filing pursuant to paragraph (a)

___    on [date] pursuant to paragraph (a) of Rule 485

___    75 days after filing pursuant to paragraph (a)(2)

             -------------------------------------------------------

                               ALPHA SELECT FUNDS

             -------------------------------------------------------
                       (FORMERLY, TIP INSTITUTIONAL FUNDS)

                              ADVISER CLASS SHARES
                           INSTITUTIONAL CLASS SHARES

                                   PROSPECTUS
                                JANUARY 31, 1999

              ----------------------------------------------------
                   PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
                          TURNER MICRO CAP GROWTH FUND
            TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO
           TURNER SHORT DURATION GOVERNMENT FUNDS-THREE YEAR PORTFOLIO
              ----------------------------------------------------

                              INVESTMENT ADVISERS:
                        TURNER INVESTMENT PARTNERS, INC.
                      PENN CAPITAL MANAGEMENT COMPANY, INC.


                           THE SECURITIES AND EXCHANGE
                         COMMISSION HAS NOT APPROVED ANY
                        FUND SHARES OR DETERMINED WHETHER
                    THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

----------------------
Alpha Select Funds
----------------------

HOW TO READ THIS PROSPECTUS


Alpha Select Funds (formerly, TIP Institutional Funds) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Adviser and Institutional Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

We have arranged the prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds. For more detailed information about the Funds, please see:

         PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND...........................
         TURNER MICRO CAP GROWTH FUND..........................................
         TURNER SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO.............
         TURNER SHORT DURATION GOVERNMENT FUNDS-THREE YEAR PORTFOLIO...........
         THE FUNDS' PRINCIPAL INVESTMENTS......................................
         THE ADVISERS AND PORTFOLIO MANAGERS...................................
         PURCHASING, SELLING AND EXCHANGING FUND SHARES........................
         DIVIDENDS, DISTRIBUTIONS AND TAXES....................................
         HOW FUND SHARES ARE DISTRIBUTED.......................................
         FINANCIAL HIGHLIGHTS..................................................
         HOW TO OBTAIN MORE INFORMATION ABOUT ALPHA SELECT FUNDS.....Back Cover

For information about key terms and concepts, look for our "________________" explanations.

[INSERT ICON MAP]

                                                                    INTRODUCTION


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure that the Fund's goal matches your own. Each Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. We cannot guarantee that a Fund will achieve its goal. The Advisers make judgments about the stock market, the economy, or companies, and these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job an Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund's share price of a change in the value of a single security holding will depend on how widely the Fund diversifies its holdings.



YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the year 2000. While no one knows if these problems will have any impact on the Funds or on financial markets in general, we are taking steps to protect Fund investors. These include efforts to ensure that our own systems are year 2000 complaint and to determine that the problem will not affect the systems used by major service providers. Each Fund also makes an effort to determine that the companies in which it invests will not be substantially affected. Whether these steps will be effective can only be known for certain in the year 2000.

PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

[ICON]  FUND SUMMARY


TOP FIVE HOLDINGS* AS OF

             ---/---/---
-----------                ----%
-----------                ----%
-----------                ----%
-----------                ----%
-----------                ----%

* Holdings may vary.

INVESTMENT GOAL                     HIGH CURRENT INCOME AND CAPITAL APPRECIATION

INVESTMENT FOCUS                    HIGH YIELD "JUNK BONDS" AND OTHER HIGH
                                      YIELD SECURITIES

SHARE PRICE VOLATILITY              HIGH

PRINCIPAL INVESTMENT STRATEGY       ATTEMPTS TO IDENTIFY HIGH YIELD JUNK BONDS
                                      AND OTHER HIGH YIELD, HIGH RISK SECURITIES
                                      WITH CAPITAL APPRECIATION POTENTIAL

INVESTOR PROFILE                    INVESTORS SEEKING CURRENT INCOME AND
                                      LONG-TERM GROWTH OF CAPITAL WHO CAN
                                      WITHSTAND THE SHARE PRICE VOLATILITY OF
                                      JUNK BOND INVESTING.


[ICON]  INVESTMENT STRATEGY

The Penn Capital Strategic High Yield Bond Fund invests primarily in fixed income securities rated below investment grade ("junk bonds"). In selecting investments for the Fund, the Adviser chooses securities that offer high current yields as well as capital appreciation potential, including preferred stocks, convertible securities, zero coupon obligations, payment-in-kind bonds, and variable rate securities. The Fund's average weighted maturity may vary, and will generally be ten years or less. The Fund will typically invest in securities rated BB+/Ba1 or lower, and may purchase unrated securities and securities rated in the lowest ratings categories.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

[ICON]  WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Fixed income securities will typically change in value in response to interest rate changes and other factors. Since the value of securities with longer maturities will fluctuate more in response to interest rate changes, this risk is greater for long-term debt securities than for short-term debt securities. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. However, high yield junk bonds generally are less sensitive to interest rate changes.

Junk bonds involve greater risks of default or downgrade, are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market price of the security.

The Fund is subject to the risk that its particular market segment, high yield securities, may underperform other fixed income market segments or the fixed income markets as a whole.

                                     PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

[ICON]  PERFORMANCE INFORMATION


WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

This table compares the Fund's total return for the period from inception (March 1, 1998) through December 31, 1998 to those of the _________ Index.

Penn Capital
  Strategic High Yield Bond Fund            ___%
_____ Index*                                ___%



[ICON]   FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES


                                            INSTITUTIONAL CLASS SHARES       ADVISER CLASS SHARES

     Investment Advisory Fees                           0.55%                       0.55%
     Distribution and Service (12b-1) Fees              None                        None
     Other Expenses                                     0.13%                       0.38%
                                                        -----                       -----
     Total Annual Fund Operating Expenses               0.68%*                      0.93%*



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

    PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND -ADVISER CLASS             .__%
    PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND -INSTITUTIONAL CLASS       .__%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                     1 YEAR         3 YEARS     5 YEARS     10 YEARS

         Institutional Class Shares                  $__             $__                $__          $__
         Adviser Class Shares                        $__             $__                $__          $__


TURNER MICRO CAP GROWTH FUND

[ICON]  FUND SUMMARY


TOP FIVE HOLDINGS* AS OF

             ---/---/---
-----------                ----%
-----------                ----%
-----------                ----%
-----------                ----%
-----------                ----%

* Holdings may vary.


INVESTMENT GOAL                     CAPITAL APPRECIATION

INVESTMENT FOCUS                    MICRO CAP U.S. COMMON STOCKS

SHARE PRICE VOLATILITY              VERY HIGH

PRINCIPAL INVESTMENT STRATEGY       ATTEMPTS TO IDENTIFY MICRO CAP U.S.
                                      COMPANIES WITH STRONG EARNINGS GROWTH
                                      POTENTIAL

INVESTOR PROFILE                    INVESTORS SEEKING LONG-TERM GROWTH OF
                                      CAPITAL WHO CAN WITHSTAND THE SHARE
                                      PRICE VOLATILITY OF MICRO CAP EQUITY
                                      INVESTING.



[ICON]  INVESTMENT STRATEGY

The Turner Micro Cap Growth Fund invests primarily in common stocks and other equity securities of U.S. companies with very small market capitalizations (I.E., under $500 million) that the Adviser believes have strong earnings growth potential. The Fund will invest in securities of companies that are diversified across economic sectors, and will attempt to maintain sector concentrations that approximate the economic sector weightings of the smallest 1/3 of its current benchmark, the Russell 2000 Growth Index.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


[ICON]  WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. This price volatility is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, U.S. micro capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

The micro capitalization companies the Fund invests in may be extremely vulnerable to adverse business or economic events than larger, more established companies. In particular, these very small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Micro cap stocks also tend to be traded only in the over-the-counter market, and may not be as liquid as larger capitalization stocks. As a result, the prices of the micro cap stocks owned by the Fund will be very volatile, and the price movements of the Fund's shares will reflect that volatility.

TURNER'S EQUITY INVESTMENT PHILOSOPHY

Turner believes earnings expectations drive stock prices. We buy companies with strong earnings dynamics, and sell those with deteriorating earnings prospects. We believe forecasts for market timing and sector rotation are unreliable, and introduce an unacceptable level of risk. As a result, all portfolios are fully invested and maintain sector weightings that are neutral to a benchmark index. We believe it is imprudent to be overly concentrated in any individual security. Therefore, we limit portfolio exposure to a maximum of 2% in any single issue (except the securities that comprise more than 2% of the benchmark index, in which case we may hold up to 120% of an issue's index weighting). These risk control measures allow our stock selection process to be the primary determinant of performance.

                                                    TURNER MICRO CAP GROWTH FUND

[ICON]  PERFORMANCE INFORMATION

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

This table compares the Fund's total return for the period from inception (March 1, 1998) through December 31, 1998 to those of the _________ Index.

Micro Cap Growth Fund      ___%
_____ Index*               ___%



[ICON]   FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

                                                   INSTITUTIONAL CLASS SHARES

     Investment Advisory Fees                                1.00%
     Distribution and Service (12b-1) Fees                   None
     Other Expenses                                          0.25%
                                                             -----
      Total Annual Fund Operating Expenses                   1.25%*

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

           TURNER MICRO CAP GROWTH FUND                         .___%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                        1 YEAR            3 YEARS           5 YEARS          10 YEARS

     Turner Micro Cap Growth Fund       $____             $____             $____            $____


TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO

[ICON]  FUND SUMMARY


TOP FIVE HOLDINGS* AS OF

             ---/---/---
-----------                ----%
-----------                ----%
-----------                ----%
-----------                ----%
-----------                ----%

* Holdings may vary.


INVESTMENT GOAL                     TOTAL RETURN CONSISTENT WITH THE
                                      PRESERVATION OF CAPITAL

INVESTMENT FOCUS                    FIXED INCOME SECURITIES ISSUED OR
                                      GUARANTEED BY THE U.S. GOVERNMENT

SHARE PRICE VOLATILITY              LOW

PRINCIPAL INVESTMENT STRATEGY       ATTEMPTS TO IDENTIFY U.S. GOVERNMENT
                                      SECURITIES THAT ARE ATTRACTIVELY PRICED

INVESTOR PROFILE                    INVESTORS SEEKING CURRENT INCOME WITH A VERY
                                      LIMITED AMOUNT OF SHARE PRICE VOLATILITY.


[ICON]  INVESTMENT STRATEGY

The Turner Short Duration Government Funds - One Year Portfolio invests primarily in a broad array of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest to a limited extent in high grade corporate debt obligations and cash equivalents. The Fund's effective duration will be comparable to or less than that of one-year U.S. Treasury bills. In selecting investments for the Fund, the Adviser chooses U.S. Government obligations that are attractively priced relative to the market or to similar instruments. The Adviser considers the "effective duration" of the Fund's entire portfolio when selecting securities. The Fund's effective duration will be comparable to or less than that of one-year U.S. Treasury bills. Effective duration is a measure of a security's price volatility or risk associated with changes in interest rates. Because the Adviser limits effective duration to manage interest rate risk, the Fund may invest in securities with any maturity.

[ICON]  WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The Fund's fixed income securities will change in value in response to interest rate changes and other factors. Since the value of securities with longer maturities will fluctuate more in response to interest rate changes, this risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. In addition, the Fund is subject to the risk that is principal market segment, short duration U.S. Government securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security, and may be difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, the ability to assess the volatility risk of that portfolio. Therefore, the Adviser may not be able to effectively manage the duration of the Fund's portfolio during periods where significant numbers of the underlying mortgages are being prepaid.

                     TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO
--------------------------------------------------------------------------------
[ICON]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year for four years.*


[BAR CHART]

* The performance information shown above is based on a calendar year.

BEST QUARTER               WORST QUARTER
   ----%                       ----%
   ----                        ----

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the _____ Index.

                                       1 YEAR          SINCE INCEPTION
                                                       (MARCH 1, 1994)

Turner Short Duration
  Government Funds-
  One Year Portfolio                    ___%                 ___%
_____ Index                             ___%                 ___%

WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
--------------------------------------------------------------------------------

[ICON]   FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
                                                  INSTITUTIONAL CLASS SHARES      ADVISER CLASS SHARES
  Investment Advisory Fees                        0.25%                            0.25%
  Distribution and Service (12b-1) Fees           None                             None
  Other Expenses                                  0.11%                            0.36%
                                                  -----                            -----
Total Annual Fund Operating Expenses              0.36%*                           0.61%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

 TURNER SHORT DURATION -ONE YEAR PORTFOLIO -ADVISER CLASS              .__%
 TURNER SHORT DURATION -ONE YEAR PORTFOLIO -INSTITUTIONAL CLASS        .__%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                    1 YEAR      3 YEARS    5 YEARS     10 YEARS
  Institutional Class Shares        $__         $__        $__          $__
  Adviser Class Shares              $__         $__        $__          $__

--------------------------------------------------------------------------------
                                       9

TURNER SHORT DURATION GOVERNMENT FUNDS - THREE YEAR PORTFOLIO
--------------------------------------------------------------------------------
[ICON]  FUND SUMMARY

TOP FIVE HOLDINGS* AS OF

             ---/---/---

-----------                ----%
-----------                ----%
-----------                ----%
-----------                ----%
-----------                ----%

* Holdings may vary.

INVESTMENT GOAL                   TOTAL RETURN CONSISTENT WITH THE
                                    PRESERVATION OF CAPITAL
INVESTMENT FOCUS                  FIXED INCOME SECURITIES ISSUED OR
                                    GUARANTEED BY THE U.S. GOVERNMENT
SHARE PRICE VOLATILITY            LOW TO MEDIUM
PRINCIPAL INVESTMENT STRATEGY     ATTEMPTS TO IDENTIFY U.S. GOVERNMENT
                                    SECURITIES THAT ARE ATTRACTIVELY PRICED
INVESTOR PROFILE                  INVESTORS SEEKING CURRENT INCOME AND
                                    A LIMITED AMOUNT OF SHARE PRICE VOLATILITY.

--------------------------------------------------------------------------------

[ICON]  INVESTMENT STRATEGY

The Turner Short Duration Government Funds - Three Year Portfolio invests primarily in a broad array of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest to a limited extent in high grade corporate debt obligations and cash equivalents. In selecting investments for the Fund, the Adviser chooses U.S. Government obligations that are attractively priced relative to the market or to similar instruments. The Adviser considers the "effective duration" of the Fund's entire portfolio when selecting securities. The Fund's effective duration will be comparable to or less than that of three-year U.S. Treasury notes. Effective duration is a measure of a security's price volatility or risk associated with changes in interest rates. Because the Adviser limits effective duration to manage interest rate risk, the Fund may invest in securities with any maturity.


[ICON]  WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The Fund's fixed income securities will change in value in response to interest rate changes and other factors. Since the value of securities with longer maturities will fluctuate more in response to interest rate changes, this risk is greater for long-term debt securities than for short-term debt securities. In addition, an issuer may be unable to make timely payments of principal or interest to the Fund. Some investment grade debt securities have speculative characteristics. Fixed income securities, regardless of credit quality, experience price volatility, especially in response to interest rate changes. In addition, the Fund is subject to the risk that is principal market segment, short duration U.S. Government securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security, and may be difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, the ability to assess the volatility risk of that portfolio. Therefore, the Adviser may not be able to effectively manage the duration of the Fund's portfolio during periods where significant numbers of the underlying mortgages are being prepaid.

                   TURNER SHORT DURATION GOVERNMENT FUNDS - THREE YEAR PORTFOLIO
--------------------------------------------------------------------------------
[ICON]  PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from year to year for four years.*

[BAR CHART]

* The performance information shown above is based on a calendar year.

BEST QUARTER          WORST QUARTER
   ----%                  ----%
   ----                   ----

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the _____ Index.

                                        1 YEAR           SINCE INCEPTION
                                                         (MARCH 1, 1994)

Turner Short Duration
  Government  Funds-
  Three Year Portfolio                     ___%                 ___%
_____ Index                                ___%                 ___%


WHAT IS AN INDEX?

An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.
--------------------------------------------------------------------------------
[ICON]        FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes the highest fees and expenses that you may currently pay if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
                                                  INSTITUTIONAL CLASS SHARES      ADVISER CLASS SHARES

  Investment Advisory Fees                                  0.25%                     0.25%
  Distribution and Service (12b-1) Fees                     None                      None
  Other Expenses                                            0.11%                     0.36%
                                                            ----                      ----
 Total Annual Fund Operating Expenses                       0.36%*                    0.61%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is waiving a portion of its fee in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of its waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

  TURNER SHORT DURATION -THREE-YEAR PORTFOLIO -ADVISER CLASS              .__%
  TURNER SHORT DURATION -THREE-YEAR PORTFOLIO -INSTITUTIONAL CLASS        .__%

For more information about these fees, see "Investment Advisers and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                   1 YEAR    3 YEARS     5 YEARS      10 YEARS

 Institutional Class Shares        $__        $__          $__           $__
 Adviser Class Shares              $__        $__          $__           $__

--------------------------------------------------------------------------------

[ICON] THE FUNDS' PRINCIPAL INVESTMENTS
--------------------------------------------------------------------------------

THE TABLE BELOW SHOWS EACH FUND'S PRINCIPAL INVESTMENTS. IN OTHER WORDS, THE TABLE DESCRIBES THE TYPE OR TYPES OF INVESTMENTS THAT WE BELIEVE WILL MOST LIKELY HELP EACH FUND ACHIEVE ITS INVESTMENT GOAL.

                                PENN CAPITAL        TURNER MICRO CAP      TURNER SHORT DURATION          TURNER SHORT DURATION
                            STRATEGIC HIGH YIELD       GROWTH FUND     GOVERNMENT FUNDS- ONE YEAR    GOVERNMENT FUNDS- THREE YEAR
                                  BOND FUND                                     PORTFOLIO                      PORTFOLIO
--------------------------- ---------------------- ------------------ ---------------------------- --------------------------------
U.S. COMMON STOCKS                                          X
--------------------------- ---------------------- ------------------ ---------------------------- --------------------------------

FIXED INCOME OBLIGATIONS              X                                           X                                X
--------------------------- ---------------------- ------------------ ---------------------------- --------------------------------
JUNK BONDS                            X
--------------------------- ---------------------- ------------------ ---------------------------- --------------------------------


Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information (SAI). Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that we use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Funds' objectives. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

[ICON] INVESTMENT ADVISERS
--------------------------------------------------------------------------------
As the Investment Advisers, Turner Investment Partners, Inc., and Penn Capital Management Company, Inc., make investment decisions for the Funds and continuously review, supervise and administer the Funds' investment programs. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in their management activities and to ensure compliance with the Funds' investment policies and guidelines.

Turner Investment Partners, Inc. ("Turner"), an SEC-registered adviser, serves as the Adviser to the Micro Cap Growth Fund and the Short Duration Government Funds - One and Three Year Portfolios. As of October 31, 1998, Turner had approximately $3 billion in assets under management. The Funds pay Turner investment advisory fees as follows:

  MICRO CAP GROWTH FUND.................................................1.00%
  SHORT DURATION GOVERNMENT FUNDS-ONE YEAR PORTFOLIO.................... .25%
  SHORT DURATION GOVERNMENT FUNDS-THREE YEAR PORTFOLIO.................. .25%

Penn Capital Management Company, Inc. ("Penn Capital"), an SEC-registered adviser, serves as the Adviser to the Strategic High Yield Bond Fund. As of October 31, 1998, Penn Capital had approximately $350 million in assets under management. The Fund pays Penn Capital a base investment advisory fee as follows:

   PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND............................55%


The Advisers may use their affiliates as brokers for Fund transactions provided certain SEC guidelines are followed. These guidelines are described in the SAI.

PORTFOLIO MANAGERS

PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

The Penn Capital Strategic High Yield Bond Fund is managed by a team consisting of certain principals of Penn Capital, including co-managers Richard A. Hocker and Kathleen A. News. Prior to founding Penn Capital, Mr. Hocker was a shareholder and senior portfolio manager of Delaware Investment Advisers, an investment management firm. Ms. News, a co-founder of the Penn Capital, serves as the senior portfolio manager of the Adviser. Ms. News has over 20 years of investment experience at both the Penn Capital and Delaware Management Co., including over 10 years managing high yield portfolios.

TURNER MICRO CAP GROWTH FUND

Frank L. Sustersic, CFA, and Robert E. Turner, CFA, manage the Turner Micro Cap Growth Fund. Mr. Sustersic, a Senior Security Analyst and Equity Portfolio Manager at Turner, serves as lead portfolio manager to the Fund. Mr. Sustersic joined Turner in 1994. Mr. Sustersic has 15 years of investment experience. Mr. Turner, Chairman and Chief Investment Officer for Turner, serves as co-portfolio manager to the Fund. Mr. Turner founded Turner in 1990. Mr. Turner has 15 years of investment experience.

TURNER SHORT DURATION FUNDS - ONE AND THREE YEAR PORTFOLIOS

James L. Midanek, a Fixed Income Portfolio Manager of Turner Investment Partners, Inc., is the portfolio manager of the Turner Short Duration Government Funds - One and Three Year Portfolios. Mr. Midanek joined Turner in 1997. Prior to joining Turner, Mr. Midanek was Chief Investment Officer of Solon Asset Management, L.P., which he founded in 1989, and Portfolio Manager of the Funds. From 1992 to 1994, Mr. Midanek was Chief Investment Officer to the Fixed Income Group of Montgomery Asset Management, L.P., where he managed four institutional fixed income funds.

[ICON] PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

CHOOSING ADVISER OR INSTITUTIONAL CLASS SHARES

Adviser and Institutional Class Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, and how long you plan to have it invested.

ADVISER CLASS SHARES                      INSTITUTIONAL CLASS SHARES
o  NO SALES CHARGE                        o  NO SALES CHARGE
o  HIGHER ANNUAL EXPENSES                 o  LOWER ANNUAL EXPENSES
o  $10,000 MINIMUM INITIAL INVESTMENT     o  $100,000 MINIMUM INITIAL INVESTMENT

For Adviser Class Shares, the minimum initial investment for IRAs is $500.

HOW TO PURCHASE FUND SHARES

You may purchase Adviser and Institutional Class Shares directly from us by:

o   mail
o   telephone
o   wire, or
o   Automated Clearing House (ACH).

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

To purchase shares directly from us, please call 1-888-TIP-7654. Write your check, payable in U.S. dollars, to "Alpha Select Funds" and include the name of the appropriate Fund(s) on the check. You may mail your check to us at: Alpha Select Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805. We cannot accept third-party checks, credit cards, credit card checks or cash.

You may also purchase shares by wiring money to the Funds as follows: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: [_________ Fund]. The shareholder's name and account number must be specified in the wire.

FOR CUSTOMERS OF FINANCIAL INSTITUTIONS

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

We may reject any purchase order if we determine that accepting the order would not be in the best interests of the Funds or their shareholders.

Certain investors who deal directly with a financial intermediary will have to follow the intermediary's procedures for transacting with the Funds.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order plus, in the case of Adviser Class Shares, the applicable front-end sales charge. We calculate each Fund's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, if you want to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

HOW WE CALCULATE NAV

In calculating NAV, we generally value a Fund's portfolio securities at market price. If market prices are unavailable or we think that they are unreliable, we may determine fair value prices using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Adviser Class Shares for the first time, you must invest at least $10,000 in any Fund. To purchase additional Adviser Class Shares of any Fund, you must invest at least $1,000. To purchase Institutional Class Shares for the first time, you must invest at least $100,000 in any Fund. To purchase additional Institutional Class Shares of any Fund, you must invest at least $5,000. We may accept investments of smaller amounts at our discretion.

SELLING FUND SHARES
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within three Business Days after we receive your request, but it may take up to seven Business Days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature on certain redemption requests. We require signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. We do not accept guarantees from notaries public or from organizations that do not provide reimbursement in the case of fraud.

REDEMPTIONS IN KIND

We generally pay sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum of $1,000 for Adviser Class Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.

You may exchange your shares on any Business Day by contacting us directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

ADVISER CLASS SHARES

You may exchange Adviser Class Shares of any Fund for Adviser Class Shares of any other Fund.

INSTITUTIONAL CLASS SHARES

You may exchange Institutional Class Shares of any Fund for Institutional Class Shares of any other Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Strategic High Yield Bond Fund and the Micro Cap Fund distribute their investment income at least annually as a dividend to shareholders. The Short Duration Government Funds distribute their investment income monthly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.


THE "RECORD DATE"

If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF FUND SHARES.


FUND DISTRIBUTIONS

Distributions you receive from a Fund may be taxable whether or not you reinvest them.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

The Funds have adopted a shareholder service plan for their Adviser Class Shares that allows the Funds to pay service fees for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Adviser Class Shares, shareholder service fees, as a percentage of average daily net assets, are .25%.

Institutional Class Shares do not pay distribution or shareholder servicing fees.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned [or lost] on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

FINANCIAL HIGHLIGHTS

Study these tables to see how each Fund performed since it began investment operations.

This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-888-TIP-7654.

                                     PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
LESS DISTRIBUTIONS
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
TOTAL RETURN
 ................................................................................
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

----------------------
1        Commencement of operations.
2        Total return excludes the effect of sales charge.
3        Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-888-TIP-7654.

                                                    TURNER MICRO CAP GROWTH FUND
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
LESS DISTRIBUTIONS
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
TOTAL RETURN
 ................................................................................
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

-----------------------
1        Commencement of operations.
2        Total return excludes the effect of sales charge.
3        Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-888-TIP-7654.

                      TURNER SHORT DURATION GOVERNMENT FUNDS- ONE YEAR PORTFOLIO
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
LESS DISTRIBUTIONS
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
TOTAL RETURN
 ................................................................................
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

-----------------------
1        Commencement of operations.
2        Total return excludes the effect of sales charge.
3        Annualized.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This information has been audited by Ernst & Young LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in our annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-888-TIP-7654.

                    TURNER SHORT DURATION GOVERNMENT FUNDS- THREE YEAR PORTFOLIO
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
LESS DISTRIBUTIONS
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions
Net Asset Value, End of Period
TOTAL RETURN
 ................................................................................
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
Ratio of Expenses to Average Net Assets
Ratio of Net Income to Average Net Assets
Portfolio Turnover Rate

-----------------------
1        Commencement of operations.
2        Total return excludes the effect of sales charge.
3        Annualized.

-----------------------------

[LOGO] Alpha Select Funds
-----------------------------



INVESTMENT ADVISERS


TURNER INVESTMENT PARTNERS, INC.
PENN CAPITAL MANAGEMENT COMPANY, INC.


DISTRIBUTOR


SEI INVESTMENTS DISTRIBUTION CO.


LEGAL COUNSEL


MORGAN, LEWIS & BOCKIUS LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
----------------------------------------------------

Our SAI dated January 31, 1999, includes more detailed information about Alpha Select Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
----------------------------------------------------

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
----------------------------------------------------

BY TELEPHONE: Call 1-888-TIP-7654

BY MAIL: Write to us at:
         P.O. Box 419805
         Kansas City, MO  64141-6805

BY INTERNET: http://www.turner-invest.com


FROM THE SEC: You can also obtain the SAI and the Annual Report and the Semi-Annual Report, as well as other information about the TIP Institutional Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.


The Fund's Investment Company Act registration number is 811-8104.

                               ALPHA SELECT FUNDS
                       (FORMERLY, TIP INSTITUTIONAL FUNDS)

                   PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
                          TURNER MICRO CAP GROWTH FUND
           TURNER SHORT DURATION GOVERNMENT FUNDS - ONE YEAR PORTFOLIO
         TURNER SHORT DURATION GOVERNMENT FUNDS - THREE YEAR PORTFOLIO

                              INVESTMENT ADVISERS:
                        TURNER INVESTMENT PARTNERS, INC.
                      PENN CAPITAL MANAGEMENT COMPANY, INC.

This Statement of Additional Information is not a prospectus and relates to the Institutional and Adviser Class Shares of the Penn Capital Strategic High Yield Bond Fund (the "High Yield Fund"), Turner Short Duration Government Funds - One Year Portfolio ("One Year Portfolio"), Turner Short Duration Government Funds - Three Year Portfolio ("Three Year Portfolio"), and Institutional Class Shares of the Turner Micro Cap Growth Fund (the "Micro Cap Fund"), (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Alpha Select Funds (formerly, TIP Institutional Funds) (the "Trust"), and should be read in conjunction with the Funds' Prospectus dated January 31, 1999. The Prospectus may be obtained without charge by calling 1-888-TIP-7654.

                                TABLE OF CONTENTS

THE TRUST....................................................................S-2
INVESTMENT OBJECTIVES AND POLICIES...........................................S-2
RISK FACTORS.................................................................S-2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................S-2
INVESTMENT LIMITATIONS......................................................S-10
THE ADVISERS................................................................S-12
THE ADMINISTRATOR...........................................................S-13
DISTRIBUTION AND SHAREHOLDER SERVICING......................................S-13
TRUSTEES AND OFFICERS OF THE TRUST..........................................S-14
COMPUTATION OF YIELD AND TOTAL RETURN.......................................S-16
PURCHASE AND REDEMPTION OF SHARES...........................................S-17
DETERMINATION OF NET ASSET VALUE............................................S-17
TAXES.......................................................................S-18
PORTFOLIO TRANSACTIONS......................................................S-20
DESCRIPTION OF SHARES.......................................................S-22
SHAREHOLDER LIABILITY.......................................................S-22
LIMITATION OF TRUSTEES' LIABILITY...........................................S-22
FINANCIAL STATEMENTS........................................................S-23
EXPERTS.....................................................................S-23
LEGAL COUNSEL...............................................................S-23
APPENDIX.....................................................................A-1

January 31, 1999

THE TRUST

This Statement of Additional Information relates to the Adviser and Institutional Class Shares of the Penn Capital Strategic High Yield Bond Fund (the "High Yield Fund"), the Institutional Class Shares of the Turner Micro Cap Growth Fund (the "Micro Cap Fund") and the Adviser and Institutional Class Shares of the Turner Short Duration Government Funds - One Year Portfolio ("One Year Portfolio") and the Turner Short Duration Government Funds - Three Year Portfolio ("Three Year Portfolio") (each a "Fund" and, together, the "Funds"). Each Fund is a separate series of the Alpha Select Funds (formerly, TIP Institutional Funds) (formerly, The Solon Funds) (the "Trust"), a diversified, open-end management investment company established as a Delaware business trust under a Declaration of Trust dated October 25, 1993 and amended and restated on August 14, 1998. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.

INVESTMENT OBJECTIVES AND POLICIES

PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

The Strategic High Yield Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation.

The Strategic High Yield Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of high yield securities (otherwise known as "junk bonds"). Securities and other financial instruments of issuers that may or may not be paying interest on a current basis and that are currently experiencing financial difficulties including, potentially, companies which are undergoing or are likely to undergo financial restructuring or liquidation, both under and outside of Federal Bankruptcy Code proceedings, are also included in the high yield universe and may be acquired by the Fund. The Fund invests primarily in publicly traded securities, and, to a lesser extent, privately placed restricted securities and other financial instruments for which there is a more limited trading market.

Penn Capital Management Company, Inc. ("Penn Capital"), believes that the market for high yield securities is relatively inefficient compared to other securities due to the limited availability of information on such securities, the lack of extensive institutional research coverage of and market making activity with respect to many issuers of such securities, the complexity and difficulty of evaluation of such securities, and the limited liquidity, at times, of such securities. Penn Capital intends to exploit these inefficiencies using its knowledge and experience in the high yield market. Penn Capital seeks to reduce risk through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The Fund will invest primarily in securities rated BB+ or Ba1 or lower by Standard & Poor's Corporation ("S&P") and/or Moody's Investors Service, Inc. ("Moody's"), and may invest in non-rated securities and in securities rated in the lowest rating category established by S&P and/or Moody's. Securities in the lowest ratings categories may be in default. See Appendix A for a discussion of these ratings. Any remaining assets may be invested in equity securities and investment grade fixed income securities. In addition, the Fund may engage in short sales against the box.

TURNER MICRO CAP GROWTH FUND

The Micro Cap Fund seeks capital appreciation.

The Micro Cap Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of issuers with market capitalizations of not more than $500 million at the time of purchase that the Adviser believes to have strong earnings growth potential. Under normal market conditions, the Fund will maintain a weighted average market capitalization of less than $350 million. The Fund will not hold securities with market capitalizations over $1 billion. The Fund seeks to purchase securities that are well diversified across economic sectors. The Micro Cap Fund will typically invest in companies whose market capitalizations, at the time of purchase, are $350 million or under. The Fund may invest in warrants and rights to purchase common stocks, and may invest up to 10% of its total assets in micro cap stocks of foreign issuers and in ADRs.

The Micro Cap Fund invests in some of the smallest, most dynamic publicly-traded companies. These emerging growth companies are typically in the early stages of a long-term development cycle. In many cases, these companies offer unique products, services or technologies and often serve special or expanding market niches. Because of their small size, and less frequent trading activity, the companies represented in the Fund's portfolio may be overlooked or not closely followed by investors. Accordingly, their prices may rise either as a result of improved business fundamentals, particularly when earnings grow faster than general expectations, or as more investors appreciate the full extent of a company's underlying business potential. Thus in the opinion of the Fund's Adviser, they offer substantial appreciation potential for meeting retirement and other long-term goals.

The Fund's share price can move up and down significantly, even over short periods of time, due to the volatile nature of micro capitalization stocks. To manage risk and improve liquidity, Turner expects to invest in numerous small, publicly traded companies, representing a broad cross-section of U.S. industries.

The Fund may invest in repurchase agreements, which entail a risk of loss should the seller default on its obligation to repurchase the security which is the subject of the transaction. The Fund may participate in a securities lending program, which entails a risk of loss should a borrower fail financially. The Fund may purchase Rule 144A securities. The Fund may invest in certain instruments such as certain types of when-issued securities, and may borrow money and sell securities short. In addition, the Fund may, although it has no present intention to do so, invest a portion of its assets in derivatives, including futures, options, forwards and swaps, caps, floors and collars.

The Fund may also invest in investment grade corporate bonds, foreign securities, zero coupon, pay-in-kind and deferred payment bonds, shares of other investment companies and cash equivalents. The Fund may invest up to 15% of its net assets in illiquid securities, and for temporary defensive purposes, may invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by an NRSRO) and shares of money market investment companies and may hold a portion of its assets in cash.

SHORT DURATION ONE YEAR PORTFOLIO AND SHORT DURATION THREE YEAR PORTFOLIO

The investment objective of each Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Under normal circumstances, the Short Duration One Year Portfolio seeks to maintain an average effective duration comparable to or less than that of one-year U.S. Treasury bills. The Short Duration Three Year Portfolio seeks to maintain an average effective duration comparable to or less than that of three-year U.S. Treasury notes.

Effective duration is an indicator of a security's price volatility or risk associated with changes in interest rates. Because the Funds' Adviser seeks to manage interest rate risk by limiting effective duration, each Fund may invest in securities of any maturity. See "Effective Duration."

Under normal market conditions, Each Fund invests at least 65% of the value of its total assets in obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). Certain of the obligations, including U.S. Treasury bills, notes and bonds and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, while others, such as those issued by Fannie Mae and the Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

The balance of each Fund's assets may be invested in cash and high grade debt securities, shares of other investment companies, including privately issued mortgage-related securities and general obligation bonds and notes of various states and their political subdivisions, rated within the three highest grades assigned by S&P (AA, AA or A), Moody's (aa, Aa or A), or Fitch Investor Services, Inc. ("Fitch") (AA, AA or A), or, if unrated by S&P, Moody's and/or Fitch, judged by the Adviser to be of comparable quality.

The relative proportions of the Funds' net assets invested in the different types of permissible investments will vary from time to time depending upon the Fund Adviser's assessment of the relative market value of the sectors in which the Funds invest. In addition, the Funds may purchase securities that are trading at a discount from par when the Adviser believes there is a potential for capital appreciation.

The Funds may enter into forward commitments or purchase securities on a when issued basis, and may invest in variable or floating rate obligations. The Funds may enter into futures and options transactions. The Funds may invest up to 10% of its net assets in illiquid securities.

For temporary defensive purposes, during periods when the Funds' Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in Money Market Instruments and in cash.

EFFECTIVE DURATION

Traditionally, a debt security's maturity has been used to represent the sensitivity of the debt security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term to maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Most debt securities provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some debt securities also have call provisions allowing the issuer to repay the instrument in full before the stated maturity date. Depending on the relative magnitude of these payments, the market values of debt securities respond differently to changes in the level and structure of interest rates.

Effective duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates rose by one percent, the value of a security having an effective duration of two generally would decrease by two percent. Effective duration has its origins in standard duration, which was developed as a more precise alternative to the concept of term to maturity. Standard duration, which is expressed in years, takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Effective duration was developed because the standard duration calculation does not always properly reflect the interest rate risk of a security. The Funds' Adviser uses more sophisticated analytical techniques to arrive at an effective duration that incorporates the economic life of a security into the determination of its interest rate risk. These techniques may involve the Adviser's estimates of future economic parameters that may vary from actual future values. Each Fund expects that, under normal circumstances, the dollar weighted stated maximum average maturity (or period until the next interest rate reset date) of the Fund's portfolio securities may be longer than its average portfolio effective duration and, although unlikely, in some cases could be as long as 30 years.

Because the Short Duration Three Year Portfolio's average portfolio effective duration can be comparable to that of a three-year U.S. Treasury note, whose value is more sensitive to changes in interest rates than is the one-year U.S. Treasury bill, the Funds' Adviser seeks to preserve the Short Duration Three Year Portfolio's capital through careful management of interest rate risk using effective duration measurements and investment techniques. The Trust believes that effective duration provides the Adviser a more precise definition and means of managing interest rate risk and preserving the Short Duration Three Year Portfolio's capital than do traditional average weighted maturity measures. In addition, while the Short Duration Three Year Portfolio's average portfolio effective duration is permitted to be comparable to a three-year U.S. Treasury note, the Trust expects that under many normal market conditions the Portfolio's average portfolio effective duration will be comparable to that of a two-year U.S. Treasury note and thus less sensitive to interest rate risk than a three-year U.S. Treasury note.

RISK FACTORS

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy or from prevailing market conditions. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 200 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of card holders.

BORROWING

Each Fund may borrow money from banks in an aggregate amount not to exceed one-third of the value of the Fund's total assets, and the Fund may pledge its assets in connection with such borrowings. In addition, each Fund considers reverse repurchase agreements and dollar roll transactions to be borrowings and accordingly, limits its borrowings from all sources to no more than one-half of the value of the Fund's total assets. Under most normal market conditions, however, each Fund expects that borrowings from all sources only occasionally will exceed one third of the value of its total assets.

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., CMOs, REMICs, IOs and POs), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs, and
CATs). See elsewhere in the ADescription of Permitted Investments and Risk Factors@ and in the Statement of Additional Information for discussions of these various instruments.

DOLLAR ROLL TRANSACTIONS

The Short Duration Funds may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of the particular Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income from the Fund exceeding the yield on the securities sold.

At the time that a Fund enters into a dollar roll transaction, it causes the Fund's custodian to segregate cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently mark the assets to market daily to ensure that full collateralization is maintained.

EQUITY SECURITIES

The High Yield Bond and Micro Cap Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of that Fund to fluctuate. An investment in such funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME SECURITIES

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund's net asset value.

Investment grade bonds include securities rated BBB by S&P and/or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, the Fund's Adviser will review the situation and take appropriate action.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

To reduce its net interest rate risk exposure with respect to its portfolio, each Short Duration Fund may sell and, in certain circumstances, purchase, interest rate futures contracts. An interest rate futures contract is an agreement by a Fund to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. When a Fund sells an interest rate futures contract, it enters into a futures contract to sell an underlying security. Each Short Duration Fund may purchase interest rate futures contracts (I.E., enter into a futures contract to purchase the underlying debt security) only to close out an interest rate futures contract it has previously sold.

Each Short Duration Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund's interest rate risks. There can be no assurance that hedging transactions will be successful. A Fund also could be exposed to risks if it could not close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations which, in general, are closely related to the effective duration of the securities which underlie them. Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund's portfolio.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES

Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the High Yield Bond Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

HIGH YIELD, HIGH RISK SECURITIES

Securities rated below investment grade are often referred to as Ajunk bonds.@ Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the High Yield Bond Fund's Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

LEVERAGING

Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the SEC staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Fund's Custodian does impose a practical limit on the leverage created by such transactions. The Adviser will not use leverage if as a result the effective duration of the portfolios of the Short Duration One Year Portfolio and the Short Duration Three Year Portfolio would not be comparable or less than that of a one-year U.S. Treasury note and a three-year U.S. Treasury note, respectively.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the High Yield Bond Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Fund's adviser based on criteria approved by the Board of Trustees.

MICRO CAP COMPANY STOCKS

The Micro Cap Fund may invest to a significant degree in equity securities of smaller institutions. Any investment in a smaller capitalization company involves greater risk than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market, and if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Thus, the securities of smaller companies are likely to be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established companies. In addition, in order to sell this type of holding, the Fund may need to discount the securities from recent prices or dispose of the securities over a longer period of time. Also, because micro-cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Micro cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than the large companies. Some of the companies in which the Micro Cap Fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel. The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information.

MONEY MARKET INSTRUMENTS

Market instruments are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers; and (vi) to the extent permitted by applicable law, shares of other investment companies investing solely in money market instruments.

MORTGAGE-RELATED SECURITIES

A mortgage-related security is an interest in a pool of mortgage loans. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgages pool are paid off by the borrowers.

AGENCY-MORTGAGE-RELATED SECURITIES: The dominant issuers or guarantors of mortgage-related securities today are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks and savings associations. Fannie Mae and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loan and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES: GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown@ mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. Fannie Mae and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-related securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.

Adjustable rate mortgage securities ("ARMs") are a form of pass-through security representing interests in pools of mortgage loans, the interest rates of which are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMs tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMS are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow the Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Funds. Further, because of this feature, the value of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

Collateralized mortgage obligations ("CMOs") are mortgage-related securities that separate the cash flows of mortgage pools into different components called classes or Atranches.@ Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

The Short Duration Funds consider GNMA-, Fannie Mae-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-related securities to be U.S. Government securities for purposes of each Fund's investment policies.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: Mortgage-related securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-related securities issued by GNMA, Fannie Mae, FHLMC or by pools of conventional mortgages. Each Fund limits its investments in privately issued mortgage-related securities to "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Funds may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Mortgage-related securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. Government and U.S. Government mortgage-related securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-related securities guarantee, or provide insurance for, timely payment of interest and principal on such securities.

ADDITIONAL RISK FACTORS: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

OPTIONS AND FUTURES CONTRACTS

Each Fund may seek to hedge against a decrease in value of its portfolio by writing (I.E., selling) covered call options. When a Fund writes a call option, it receives a premium and gives the purchase the right to buy the underlying security at a fixed price. A call option is "covered" if (i) the Fund owns the optioned securities or has the right to acquire such securities without additional consideration, (ii) the Fund causes its custodian to segregate cash or other liquid securities having a value sufficient to meet the Fund's obligations under the call option, or (iii) the Fund owns an offsetting call option.

Each Fund also may write covered put options in an attempt to realize enhanced income when it is willing to purchase the underlying debt security for its portfolio at the exercise price. When a

Fund writes a put option, it receives a premium and gives the purchaser of the put the right to cause the Fund to buy the underlying security at a fixed exercise price. A put option is "covered" if the Fund causes its custodian to segregate cash or other liquid securities with a value not less than the exercise price of the option or holds a put option on the same underlying security. Each Fund also may purchase call options for the purpose of acquiring the underlying securities for its portfolio and may purchase put options for hedging purposes. Each Fund will not enter into covered put options which, when combined with outstanding purchases of securities on a when-issued or forward commitment basis, would exceed 5% of the Fund's total assets.

While utilization of options and futures contracts and similar instruments may be advantageous to a Fund, the Fund's performance will be worse than if the Fund did not make such investments if the Adviser is not successful in employing such instruments in managing the Fund's investments or in predicting interest rate changes. In addition, a Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return.

The Funds may write (I.E., sell) covered put and call options on debt securities. A covered call option is an option for which a Fund, in return for a premium, gives another party the right to buy specified debt securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price decline of the underlying security. However, by writing a covered call option, a Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase in the underlying debt security above the option exercise price. In addition, a Fund's ability to sell the underlying debt security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds may purchase and sell options that are traded on U.S. exchanges.

Under certain circumstances, a Fund also may write covered put options, which give the holder of the option the right to sell the underlying debt security to the Fund at the stated exercise price. The Funds will receive a premium for writing a put option, but will be obligated to purchase the underlying debt security at a price that may be higher than the market value of that debt security at the time of exercise for as long as the option is outstanding. In order to "cover" the put options that it has written, the Funds cause their custodian or a designated subcustodian, to segregate cash or other liquid securities with a value equal to or greater than the exercise price of the underlying securities. Neither Fund will write put options in the aggregate value of the obligations underlying the put, together with outstanding purchases of securities on a when-issued or delayed delivery basis, shall exceed 5% of such Fund's total assets.

There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, the secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of underlying securities.

Secondary markets or an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges, for economic or other reasons, of trading of options (or of a particular class or series of options).

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

REVERSE DOLLAR ROLL TRANSACTIONS

Each Short Duration Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund's portfolio securities.

REVERSE REPURCHASE AGREEMENTS

The Short Duration Funds may enter into reverse repurchase agreements. The Funds typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage. The Funds will enter into a reverse repurchase agreement for leveraging purposes only when the Adviser believes that the interest income to be earned from the investment of the proceeds or the gain for the security to be obtained by effecting the transaction would be greater than the interest expense of the transaction. The Funds also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Funds' securities is considered to be disadvantageous.

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

SECURITIES LENDING

Each Fund may lend its portfolio securities having a value of up to 30% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Adviser and subject to certain terms and conditions. These loans are required to be secured continuously by collateral, including cash or other liquid securities, maintained on a current basis (I.E., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The

Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Funds or the borrower at any time. Upon such termination, the Funds are entitled to obtain the return of the securities loaned within five business days.

For the term of the loan, the particular Fund continues to receive the equivalent of the interest paid by the issuer on the securities loaned, receives proceeds from the investment of the collateral and continues to retain any voting rights with respect to the securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans are made only to borrowers deemed by the Adviser to be creditworthy, and only when, in the judgment of the Adviser, the income which can be earned currently from such loans justifies the attendant risk.

SECURITIES OF FOREIGN ISSUERS

The High Yield Bond Fund may invest to a limited extent in securities of foreign issuers and in sponsored and unsponsored ADR's. Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

SHORT SALES

A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies, such as the GNMA, have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (E.G., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (E.G., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States. U.S. Government securities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by certain agencies or instrumentalities of the U.S. Government, including GNMA, Fannie Mae, FHLMC, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Financing Corporation, Federal Home Loan Bank, Maritime Administration, Resolution Funding Corporation, Small Business Administration (SBA loan pools and the guaranteed portions of single loan sales), Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Funds will not invest in obligations issued by an instrumentality of the U.S. Government unless the Adviser determines that the instrumentality's credit risk makes its securities suitable for investment by the Funds.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

U.S. TREASURY RECEIPTS

U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally seven to 15 days later, or in the case of certain CMO issues; 45 to 60 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but each Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be.

No income accrues on securities that have been purchased pursuant to a forward commitment or a when-issued basis prior to delivery to the Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate cash or other liquid securities equal to the value of the when-issued or forward commitment securities and causes the segregated assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

Each Short Duration Fund will not purchase (but may sell) securities on a when-issued or forward commitment basis involving delivery of the security more than 30 days following the trade date if such purchase, when combined with the Fund's covered put options, would exceed 5% of the Fund's total assets.

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON PAY-IN-KIND SECURITIES

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the High Yield Bond Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

The High Yield Bond and Micro Cap Funds may not:

1. (i) Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of such Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

The Short Duration Government Funds may not:

1. Purchase any common stocks or other equity securities, except that the Funds may invest in securities of other investment companies as described above and consistent with restriction number 7 below.

2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement or reverse dollar transaction is deemed to be a loan.

3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to permissible reverse repurchase agreements or dollar roll transactions as described in the Prospectus or this SAI. Except for reverse repurchase agreements or dollar roll transactions for which the Funds' custodian has segregated assets, any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and borrowings from all sources, including reverse repurchase agreements and dollars for which the Fund's custodian has segregated assets, will net exceed 50% of the Fund's total assets. no additional investments may be made while any borrowings (excluding reverse repurchase agreements and dollar roll transactions against which assets have been segregated) are in excess of 5% of the Funds' total assets.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings, reverse repurchase agreements and dollar roll transactions.

4. Except in connection with permissible forward commitment or futures or options activities as described in the Prospectus of this SAI, purchase securities on margin or underwrite securities; however, the Funds may obtain such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.

5. Buy or sell real estate or commodities or, except in connection with permissible futures or options activities as described in the Prospectus or this SAI, commodity contracts; however, the Funds may invest in marketable securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs; however, the Funds may invest in marketable securities of issuers engaged in such activities.

7. Invest in securities of other investment companies, except to the extent permitted by the 1940 Act or discussed in the Funds' Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Funds from (a) making any permissible borrowings, mortgages or pledges, or (b) entering into permissible reverse repurchase or dollar roll transactions, in each case as described in the Prospectus or this SAI.

9. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that each Fund may invest up to 100% of its assets in securities of the U.S. Government, its agencies or instrumentalities in accordance with its investment objective and policies.

NON-FUNDAMENTAL POLICIES

The Funds have adopted the following restrictions as operating policies, which are not fundamental policies, and which may be changed without shareholder approval in accordance with applicable regulations.

The High Yield Bond and Micro Cap Funds may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

In addition, each Fund anticipates investing no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities during the current year. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

The Short Duration Funds may not:

1. Invest in the aggregate, more than 10% of its net assets in illiquid securities, including (under current SEC interpretations) securities which are not readily marketable and repurchase agreements that mature in more than seven days.

2. Invest in any issuer for purposes of exercising control or management of the issuer.

3. Except in connection with permissible forward commitment or futures or options activities as described in the Funds' Prospectus or this SAI, write, purchase or sell straddles, spreads or combinations thereof.

4. Except in connection with permissible forward commitment or options or futures transactions, as described in the Funds' Prospectus or this SAI, engage in short sales of securities.

5. Enter into a futures or an option on a futures contract if, as a result thereof, more than 5% of the particular Fund's total assets (taken at market value at the time of entering into the contract and excluding the in-the-money amount of an option that was in-the-money at the time of purchase) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

6. Invest in real estate limited partnerships or issuers that qualify as real estate investment trusts under Federal tax laws.

To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice of shareholders.

If a percentage restriction is adhered to a the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

THE ADVISERS

The Trust and Turner Investment Partners, Inc. and Penn Capital Management Company, Inc. (each an "Adviser"), have entered into advisory agreements (each an "Advisory Agreement"). Each Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Funds (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds established limitations, the Adviser will bear the amount of such excess. The Advisers will not be required to bear expenses of the Funds to an extent which would result in the Funds' inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement as to the Funds after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

PENN CAPITAL MANAGEMENT COMPANY, INC.

Penn Capital Management Company, Inc. ("Penn Capital"), 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, New Jersey 08034, is a professional investment management firm founded in 1987 and registered as an investment adviser under the Investment Advisers Act of 1940. Richard A. Hocker is a founding partner and Chief Investment Officer of Penn Capital, which manages the investment portfolios of institutions and high net worth individuals, and which currently has assets under management of approximately $350 million. Penn Capital employs a staff of 17 and manages monies in a variety of investment styles through either separate account management or one of its private investment funds.

Penn Capital serves as the investment adviser for the Strategic High Yield Bond Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Penn Capital makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Penn Capital shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder (except as provided under provisions of applicable law).

For its services, Penn Capital is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Strategic High Yield Bond Fund. Penn Capital has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Strategic High Yield Bond Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .68%. Penn Capital reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

TURNER INVESTMENT PARTNERS, INC.
Turner Investment Partners, Inc. ("Turner") is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner. As of September 30, 1998, Turner had discretionary management authority with respect to approximately $3.0 billion of assets. Turner has provided investment advisory services to investment companies since 1992. The principal business address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

Turner serves as the investment adviser for the Micro Cap and Short Duration Funds under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Turner shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

For its services, Turner is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Micro Cap Fund. Turner has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Micro Cap Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.25%. Turner reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

For its services, Turner is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .25% of the average daily net assets of each Short Duration Fund. Turner has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Short Duration Funds in order to limit the total operating expenses of the Institutional Class shares of each Fund (as a percentage of average daily net assets on an annualized basis) to not more than .36%, and of the Adviser Class shares of each Fund (as a percentage of average daily net assets on an annualized basis) to not more than .61%. Turner reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

THE ADMINISTRATOR

The Funds' Administrator, SEI Investments Mutual Funds Services, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

DISTRIBUTION AND SHAREHOLDER SERVICING

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Funds have adopted a shareholder service plan for Adviser Class shares (the "Adviser Class Service Plan") under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefor. Under the Adviser Class Service Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the Funds may enter into such arrangements directly. Under the Adviser Class Service Plan, the Distributor is entitled to receive a fee at an annual rate of up to
 .25% of each Fund's average daily net assets attributable to Adviser Class shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided for investments; changing dividend options; account designations and addresses; providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Funds, Monitor Funds, Oak Associates Funds, PBHG Advisor Funds, Inc., The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., are distributed by SEI Investments Distribution Co.

ROBERT E. TURNER (DOB 11/26/56) - Trustee* - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. (the Adviser) since 1990.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee - Treasurer, Thomas Jefferson University, since 1995, and Assistant Treasurer, 1988-1995.

RONALD FILANTE (DOB 11/19/45) - Trustee - Associate Professor of Finance, Pace University, since 1987.

KATHERINE GRISWOLD (DOB 10/28/56) - Trustee - Director of Benefits Trusts, Southern New England Telephone Company, since 1993 and the Director of the Pension Fund from 1993-1989.

STEPHEN J. KNEELEY (DOB 02/09/63) - Vice President and Assistant Secretary - Chief Operating Officer of Turner Investment Partners, Inc., since 1990.

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner Investment Partners, Inc., since 1992.

CYNTHIA KUNZE (DOB 12/15/56) - Vice President and Assistant Secretary - Administrator, Turner Investment Partners, Inc., since 1998; Administrator of Solon Asset Management, L.P., 1996-1997. Post Production and Assistant to the Producer, Twentieth Century Fox, 1989-1995.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Manager and Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Manager and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President and General Counsel of SEI Investments, the Manager and the Distributor since 1994. Vice President and Assistant Secretary of SEI, the Manager and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP(law firm) , 1988-1992.

JOSEPH M. O'DONNELL (DOB 11/13/54) - Vice President, Assistant Secretary - Vice President and General Counsel of FPS Services, Inc., from 1993 to 1997. Staff Counsel and Secretary of Provident Mutual Family of Funds from 1990 to 1993.

LYDIA A. GAVALIS (DOB 06/05/64) - Vice President, Assistant Secretary - Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange from 1989-1998.

LYNDA J. STRIEGEL (DOB 10/30/48) - Vice President, Assistant Secretary - Vice President of SEI Investments. Senior Asset Management Counsel, Barnett Banks, Inc., from 1997-1998. Prior to that, she was a Partner at Groom and Nordberg, Charted from 1996-1997 and Associate General Counsel at Riggs Bank, N.A. from 1991-1995.

KATHY HEILIG (DOB 12/21/58) - Vice President, Assistant Secretary - Treasurer of SEI Investments Company since 1997, was Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company from 1987 to 1991. Tax Manager, Arthur Andersen LLP prior to 1987.

ROBERT DELLACROCE (DOB 12/17/63) - Controller and Chief Accounting Officer - Director, Funds Administration and Accounting - Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Assistant Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania, 19103, Partner, Morgan, Lewis & Bockius LLP, Counsel to the Trust, the Adviser, the Administrator and the Distributor.

EDWARD B. BAER (DOB 09/27/68) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Associate, Morgan, Lewis & Bockius LLP, Counsel to the Trust, the Adviser, the Administrator and the Distributor, since 1995. Attorney, Aquila Management Corporation, 1994. Rutgers University School of Law - Newark, 1991-1994.

                            -----------------------


The following table exhibits Trustee compensation for the fiscal period ended September 20, 1998.



--------------------------------------------------------------------------------------------------------------------
Name of Person,          Aggregate              Pension or             Estimated Annual       Total Compensation
Position                 Compensation From      Retirement Benefits    Benefits Upon          From Registrant and
                         Registrant for the     Accrued as Part of     Retirement             Fund Complex Paid to
                         Fiscal Year Ended      Fund Expenses                                 Trustees for the
                         September 30, 1998                                                   Fiscal Year Ended
                                                                                              September 30, 1998
--------------------------------------------------------------------------------------------------------------------
Robert Turner                   $                      0                      0                      $
--------------------------------------------------------------------------------------------------------------------
Ronald Filante                  $                      0                      0                      $
--------------------------------------------------------------------------------------------------------------------
Katherine Griswold              $                      0                      0                      $
--------------------------------------------------------------------------------------------------------------------
Alfred Salvato                  $                      0                      0                     $0
--------------------------------------------------------------------------------------------------------------------

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays fees only to the non-interested Trustees of the Trust. Compensation of Officers and interested Trustees of the Trust is paid by the Adviser or the Administrator.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Corporate debt securities and mortgage-related securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.

An option that is written by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Funds is generally valued at the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Trust's Board of Trustees.

If any securities held by the Funds are restricted as to resale or do not have readily available market quotations, the Adviser determines their fair value for purposes of determining market-based value, following procedures approved by the Board of Trustees. The Trustees periodically review such procedures. The fair value of such securities is generally determined as the amount which the Funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Funds in connection with disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

No Fund is liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

In all purchases and sales of securities for the Funds, the primary consideration is to be obtained the most favorable price and execution available. Pursuant to the Agreements, the Adviser determines which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute the Funds' portfolio transactions, subject to the instructions of the review by the Funds and the Trust's Board of Trustees.

Purchases of portfolio securities for the Funds may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser or its affiliates that they may lawfully and appropriately use in their investment advisory capacity for the Funds and for other accounts, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the agreement, to be useful in varying degrees, but of indeterminable value. The Adviser anticipates that these opportunities will arise infrequently if at all.

The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Funds are receiving the most favorable price and execution available, the Adviser may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions.

While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Adviser, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Adviser in advising other clients. The Adviser considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the agreements, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker, the Funds may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Funds and the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Funds or assist the Adviser in carrying out its responsibilities to the Funds. The standard of reasonableness is to be measured in light of the Adviser and the Adviser's overall responsibilities to the Funds.

Investment decisions for the Funds are made independently from those of other client accounts of the Adviser. Nevertheless, it is possible that at times the same securities will be acceptable for the Funds and for one or more of such client accounts. To the extent any of these client accounts and one or both of the Funds seeks to acquire the same security at the same time, the individual Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security one or both of the Funds is purchasing or selling, each day's transactions in such security will be allocated between the particular Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Adviser. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better trade execution for the Funds.

The Funds may use the Distributor as a broker to execute portfolio transactions. In accordance with the 1940 Act, the Trust has adopted certain procedures which are designed to provide that commissions payable to the Distributor are reasonable and fair as compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. The Funds do not deem it practicable and in their best interest to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Board of Trustees reviews the procedures adopted by the Trust with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determines, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

Depending on the Adviser's view of market conditions, the Funds may or may not purchase securities with the expectation of holding them to maturity. The Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised evaluation of market conditions or of the issuer.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Institutional Class Shares of the Funds are identical to Adviser Class Shares of the Funds, except that Adviser Class Shares of the Funds are subject to a shareholder servicing fee.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Delaware business trust." The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the

Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment adviser, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL STATEMENTS



EXPERTS

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S LONG-TERM RATINGS

Investment Grade

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF DUFF & PHELPS' LONG-TERM DEBT RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+      High credit quality. Protection factors are strong. Risk is modest but
AA-      may vary slightly from time to time because of economic conditions.

A+       Protection factors are average but adequate. However, risk factors are
A-       more variable and greater in periods of economic stress.


BBB+     Below average protection factors but still considered sufficient for
BBB- prudent investment. Considerable variability in risk during economic cycles.

BB+      Below investment grade but deemed likely to meet obligations when due.
BB       Present or prospective financial protection factors fluctuate according
BB- to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+       Below investment grade and possessing risk that obligations will not be
B        met when due. Financial protection factors will fluctuate widely
B- according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD, DD,
AND D Bonds are in default on interest and/or principal payments. Such are extremely speculative and should be valued on the basis of bonds their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

A        Obligations for which there is a low expectation of investment risk.
         Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

CC Obligations which are highly speculative or which have a high risk of default.

C        Obligations which are currently in default.

DESCRIPTION OF THOMSON BANKWATCH'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA The highest category; indicates that the ability to repay principal and interest on a timely basis is very high.

AA The second-highest category; indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE

BB While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

CCC Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D        Default

                            PART C: OTHER INFORMATION

Item 23. Exhibits:

(a)(1) Agreement and Declaration of Trust dated October 25, 1993, is filed herewith.

(a)(2) Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993, is filed herewith.

(a)(3) Certificates of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994, is filed herewith.

(a)(4) Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997, incorporated by reference to Exhibit 1(d) of the Registrant's Registration Statement as filed with the Securities and Exchange Commission on December 16, 1997.

(a)(5) Amended and Restated Agreement and Declaration of Trust dated October 8, 1998, is filed herewith.

(b)      By-Laws are filed herewith.

(c)      Not applicable.

(d)(1) Investment Management Agreement is incorporated by reference to Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(d)(2) Sub-Advisory Agreement is incorporated by reference to Exhibit 5(b) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(d)(3) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., on behalf of the Short Duration Funds - One Year Portfolio and the Short Duration Funds - Three Year Portfolio,is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(d)(4) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc.,is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(d)(5) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc.,is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(e)(1) Underwriting Agreement is incorporated by reference to Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(e)(2) Distribution Agreement between the Registrant and SEI Investments Distribution Co.,is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(f)      Not applicable.

(g)(1) Custodian Agreement is incorporated by reference to Exhibit 8 of the Registrant's Post-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on June 30, 1995.

(g)(2) Form of Custodian Agreement by and between the Registrant and First Union National Bank is filed herewith.

(h)(1)   Administrative Services Contract is incorporated by reference to
         Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(h)(2) Services Agreement is incorporated by reference to Exhibit 9(b) of the Registrant's Post-Effective Amendment No. 3 as filed with the Securities and Exchange Commission on June 28, 1996.

(h)(3) Administration Agreement between the Registrant and SEI Fund Resources,is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(h)(4) Transfer Agency Agreement between the Registrant and DST Systems, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed with the Securities and Exchange Commission on October 1, 1998.

(i) Opinion and Consent of Counsel is incorporated by reference to Exhibit 10 of the Registrant=s Post-Effective Amendment No. 5 as filed with the Securities and Exchange Commission on December 17, 1997.

(j)      Consent of Independent Auditors, Ernst & Young, LLP, is filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)      Not applicable.

(n)      Not applicable.

(o)      Not applicable.


(p)(1) Powers of Attorney for Katherine Griswold and Ronald Filante are (incorporated by reference to Exhibit 24(a) of the Registration Statement filed on December 16, 1997)

(p)(2) Powers of Attorney for Robert E. Turner and Alfred C. Salvato (incorporated herein by reference to Exhibit 24(b) of the Registration Statement filed on August 18, 1998)


Item 24. Persons Controlled by or Under Common Control with Registrant:

         See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation (formerly, SEI Financial Management Corporation) is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly, SEI Financial Services Company), as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25. Indemnification:

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser:

ADVISERS

TURNER INVESTMENT PARTNERS, INC.


Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Turner Micro Cap Growth, Turner Short Duration Government Funds - One Year Portfolio and Turner Short Duration Government Funds - Three Year Portfolio Funds. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.



NAME AND POSITION                                                 POSITION WITH
WITH COMPANY                                OTHER COMPANY         OTHER COMPANY
-----------------                           -------------         -------------

Stephen  J. Kneeley                               --                    --
Chief Operating Officer, Secretary,
Treasurer


James I. Midanek                                  --                    --
CIO - Fixed Income


Janet Rader Rote                                  --                    --
Director of Compliance

Michael R. Thompson                               --                    --
Marketing Director,
Assistant Secretary

Thomas R. Trala
Director of Finance                               --                    --

Mark D. Turner
President, Director of Fixed                      --                    --
Income

Robert E. Turner, Jr.
Chairman, CIO                                     --                    --

PENN CAPITAL MANAGEMENT COMPANY, INC.


Penn Capital Management Company, Inc. is the investment adviser for the Penn Penn Capital Strategic High Yield Bond Fund. Penn Capital Management Company, Inc. is the sub-adviser for the TIP Target Select Equity Fund. The principal address of Penn Capital Management Company, Inc., is 52
Haddonfield-Berlin Road, Suite 1000, Cherry Hill, NJ 08034.


NAME AND POSITION                                                     CONNECTION WITH
WITH COMPANY                              OTHER COMPANY                OTHER COMPANY
-----------------                         -------------               ---------------
John J. Gallagher, Jr.                Valley Forge Military      Chairman of Board of Trustees
Trustee                               Academy & College

Kimberley Hocker
Trustee                                       --                             --

Kirsten Hocker
Trustee                                       --                             --

Marcia Ann Hocker                           MAH Inc.                  Secretary/Treasurer
President, COO, Trustee

Richard Alan Hocker
CIO                                           --                             --

Kathleen Ann News
Managing Director                             --                             --

Michael F. Swallow
Secretary, Treasurer                          --                             --

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                              July 15, 1982
         SEI Liquid Asset Trust                              November 29, 1982
         SEI Tax Exempt Trust                                December 3, 1982
         SEI Index Funds                                     July 10, 1985
         SEI Institutional Managed Trust                     January 22, 1987
         SEI  Institutional International Trust              August 30, 1988
         The Advisors' Inner Circle Fund                     November 14, 1991
         The Pillar Funds                                    February 28, 1992
         CUFUND                                              May 1, 1992
         STI Classic Funds                                   May 29, 1992
         First American Funds, Inc.                          November 1, 1992
         First American Investment Funds, Inc.               November 1, 1992
         The Arbor Fund                                      January 28, 1993
         Boston 1784 Funds(R)                                June 1, 1993
         The PBHG Funds, Inc.                                July 16, 1993
         Morgan Grenfell Investment Trust                    January 3, 1994
         The Achievement Funds Trust                         December 27, 1994
         Bishop Street Funds                                 January 27, 1995
         CrestFunds, Inc.                                    March 1, 1995
         STI Classic Variable Trust                          August 18, 1995
         ARK Funds                                           November 1, 1995
         Monitor Funds                                       January 11, 1996
         SEI Asset Allocation Trust                          April 1, 1996
         SEI Institutional Investments Trust                 June 14, 1996
         First American Strategy Funds, Inc.                 October 1, 1996
         HighMark Funds                                      February 15, 1997
         Armada Funds                                        March 8, 1997
         PBHG Insurance Series Fund, Inc.                    April 1, 1997
         The Expedition Funds                                June 9, 1997
         TIP Funds                                           April 28, 1996
         Oak Associates Funds                                February 27, 1998
         The Nevis Fund, Inc.                                June 29, 1998
         The Parkstone Group of Funds                        September 14, 1998

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.



                                   POSITION AND OFFICE                             POSITIONS AND OFFICES
NAME                                WITH UNDERWRITER                                  WITH REGISTRANT
----                               -------------------                             ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                      --
Henry H. Greer             Director                                                          --
Carmen V. Romeo            Director                                                          --
Mark J. Held               President & Chief Operating Officer                               --
Gilbert L. Beebower        Executive Vice President                                          --
Richard B. Lieb            Executive Vice President                                          --
Dennis J. McGonigle        Executive Vice President                                          --
Robert M. Silvestri        Chief Financial Officer & Treasurer                               --
Leo J. Dolan, Jr.          Senior Vice President                                             --
Carl A. Guarino            Senior Vice President                                             --
Larry Hutchison            Senior Vice President                                             --
Jack May                   Senior Vice President                                             --
Hartland J. McKeown        Senior Vice President                                             --
Barbara J. Moore           Senior Vice President                                             --
Kevin P. Robins            Senior Vice President & General Counsel                           --
Patrick K. Walsh           Senior Vice President                                             --
Robert Aller               Vice President                                                    --
Gordon W. Carpenter        Vice President                                                    --
Todd Cipperman             Vice President & Assistant Secretary              Vice President & Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                              --
Robert Crudup              Vice President & Managing Director                                --
Barbara Doyne              Vice President                                                    --
Jeff Drennen               Vice President                                                    --
Vic Galef                  Vice President & Managing Director                                --
Lydia A. Gavalis           Vice President & Assistant Secretary                              --
Greg Gettinger             Vice President & Assistant Secretary                              --
Kathy Heilig               Vice President                                    Vice President & Assistant Secretary
Jeff Jacobs                Vice President                                                    --
Samuel King                Vice President                                                    --
Kim Kirk                   Vice President & Managing Director                                --
John Krzeminski            Vice President & Managing Director                                --
Carolyn McLaurin           Vice President & Managing Director                                --
W. Kelso Morrill           Vice President                                                    --
Mark Nagle                 Vice President                                                    --
Joanne Nelson              Vice President                                                    --
Joseph M. O=Donnell        Vice President & Assistant Secretary              Vice President & Assistant Secretary
Sandra K. Orlow            Vice President & Assistant Secretary              Vice President & Assistant Secretary
Cynthia M. Parrish         Vice President & Assistant Secretary                              --
Kim Rainey                 Vice President                                                    --
Rob Redican                Vice President                                                    --
Maria Rinehart             Vice President                                                    --
Mark Samuels               Vice President & Managing Director                                --
Steve Smith                Vice President                                                    --
Daniel Spaventa            Vice President                                                    --
Kathryn L. Stanton         Vice President & Assistant Secretary                              --
Lynda J. Striegel          Vice President & Assistant Secretary              Vice President & Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                              --
Wayne M. Withrow           Vice President & Managing Director                                --

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

Item 28. Location of Accounts and Records.

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  First Union National Bank
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                  SEI Investments Mutual Funds Services
                  Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Advisers:

                  Turner Investment Partners, Inc.
                  1235 Westlakes Drive, Suite 350
                  Berwyn, Pennsylvania 19312

                  Penn Capital Management Company, Inc.
                  52 Haddonfield-Berlin Road
                  Suite 1000
                  Cherry Hill, New Jersey 08034



Item 29.  Management Services: None

Item 30.  Undertakings: None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 23th day of November 1998.




                                        TIP INSTITUTIONAL FUNDS


                                        By: /s/ Stephen J. Kneeley
                                            -------------------------------
                                            Stephen J. Kneeley
                                            President & Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



            *                          Trustee                November 23, 1998
----------------------------
Robert E. Turner


            *                          Trustee                November 23, 1998
----------------------------
Alfred C. Salvato


            *                          Trustee                November 23, 1998
----------------------------
Ronald W. Filante


            *                          Trustee                November 23, 1998
----------------------------
Katherine R. Griswold


/s/ Stepehn J. Kneeley                 President & Chief      November 23, 1998
----------------------------           Executive Officer
Stephen J. Kneeley


/s/ Robert DellaCroce                  Controller and         November 23, 1998
----------------------------           Chief Financial
Robert DellaCroce                      Officer



* By: /s/ Stephen J. Kneeley
      ----------------------
      Stephen J. Kneeley
      Attorney-in-Fact

                                  EXHIBIT INDEX


NAME                                                                  EXHIBIT
----                                                                  -------

Agreement and Declaration of Trust of the Registrant,                Ex-99.a(1)
dated October 25, 1993, is filed herewith.

Certificate Amendment to the Agreement and Declaration of            Ex-99.a(2)
Trust of the Registrant, dated December 11, 1993, is filed herewith.

Certificate Amendment to the Agreement and Declaration of            Ex-99.a(3)
Trust of the Registrant, dated June 13, 1994, is filed herewith.

Certificate Amendment to the Agreement and Declaration of            Ex-99.a(4)
Trust of the Registrant, dated November 10, 1997, is incorporated by reference to Exhibit 1(d) of the Registrant=s Registration Statement as filed with the Securities and Exchange Commission on December 16, 1997.

Amended and Restated Agreement and Declaration of Trust              Ex-99.a(5)
dated October 8, 1998, is filed herewith.

By-Laws of the Registrant, is filed herewith.                        Ex-99.b

Investment Management Agreement (incorporated herein by              Ex-99.d(1)
reference to Exhibit 5(a) of the Post-Effective Amendment
No. 3 filed on June 28, 1996).

Investment Sub-Advisory Agreement (incorporated herein by            Ex-99.d(2)
reference to Exhibit 5(b) of the Post-Effective Amendment
No. 3 filed on June 28, 1996).

Investment Advisory Agreement between the Registrant and             Ex-99.d(3)
Turner Investment Partners, Inc., on behalf of the Short
Duration Funds - One Year Portfolio and the Short Duration
Funds - Three Year Portfolio,(incorporated herein by reference to the Post-Effective Amendment No. 7 filed on October 1, 1998).

Investment Advisory Agreement between the Registrant and             Ex-99.d(4)
Turner Investment Partners, Inc., (incorporated herein by reference to the Post-Effective Amendment No. 7 filed on October 1, 1998).

Investment Advisory Agreement between the Registrant and             Ex-99.d(5)
Penn Capital Management Company, Inc.,(incorporated herein by reference to the Post-Effective Amendment No. 7 filed on October 1, 1998).

Underwriting Agreement (incorporated herein by reference to          Ex-99.e(1)
Exhibit 6(a) of the Post-Effective Amendment No. 3 filed on
June 28, 1996).

Distribution Agreement between the Registrant and SEI                Ex-99.e(2)
Investments Distribution Co., (incorporated herein by reference to the Post-Effective Amendment No. 7 filed on October 1, 1998).

Custodian Agreement (incorporated herein by reference to             Ex-99.g(1)
Exhibit 8 of the Post-Effective Amendment No. 2 filed on
June 30, 1995).


Form of Custodian Agreement by and between the Registrant and        Ex-99.g(2)
First Union National Bank is filed herewith. Administration
Services Contract (incorporated Ex-99.h(1) herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 3 filed on June 28, 1996).


Administration Services Contract (incorporated by reference          Ex-99.h(1)
to Exhibit 9(a) of Post-Effective Amendment No. 3 filed on
June 28, 1996.

Services Agreement (incorporated herein by reference to              Ex-99.h(2)
Exhibit 9(b) of Post-Effective Amendment No. 3 filed on
June 28, 1996).

Administration Agreement between the Registrant and SEI Fund         Ex-99.h(3)
Resources,(incorporated herein by reference to the Post-Effective Amendment filed on October 1, 1998).

Opinion and Consent of Counsel (incorporated herein by               Ex-99.i
reference to Exhibit 10 of the Registration Statement filed on December 16, 1997).

Consent of Independent Auditors, Ernst & Young, LLP, is              Ex-99.j
filed herewith.


Powers of Attorney for Katherine Griswold and Ronald Filante         Ex-99.p(1)
are (incorporated herein by reference to Exhibit 24(a) of the Registration Statement filed on December 16, 1997)

Powers of Attorney for Robert E. Turner and Alfred C. Salvato        Ex-99.p(2)
are (incorporated herein by reference to Exhibit 24(b) of the Registration Statement filed on August 18, 1998).